Costs and expenses by nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of costs and expenses by nature [Abstract]
Cost of sales	$ 51,422,376	$ 47,502,959	$ 42,635,071
General, selling and administrative expenses	6,024,406	5,423,379	4,847,858
Total costs and expenses	57,446,782	52,926,338	47,482,929
Inventory consumption	40,115,184	37,567,550	34,018,493
Wages and salaries	7,348,795	6,605,584	5,971,382
Freight	4,809,678	4,176,508	3,712,349
Maintenance	1,719,907	1,471,392	1,292,763
Other utility expenses	1,591,920	1,334,339	1,005,570
Depreciation	1,226,917	1,075,788	925,748
Leases	453,162	416,437	403,116
Other	181,219	278,740	153,508
Total	$ 57,446,782	$ 52,926,338	$ 47,482,929